Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions
16	Provisions

Provisions are mostly recorded in respect of legal and insurance claims.

2023
US $ in millions
Balance at the beginning of the year	50.2
Provisions added during the year	22.1
Provisions utilized during the year	(8.0)
Provisions reversed during the year	(3.6)
Balance at the end of the year	60.7

Legal claims
For legal matters addressed against the Group, see Note 27.

Claims covered by insurance
Claims covered by insurance represent mainly claims for damage to customers’ cargo that was shipped at the responsibility of the Company. The Company has agreements with insurance companies that indemnify it in respect of such damages (other than the deductible amounts provided in the insurance agreements). Regarding assets that were recognized in respect thereto, see Note 9, insurance recoveries.